Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Income Taxes [Line Items]
Disclosure Of Income Tax By Geographical Areas Explanatory
	For the year ended
USD million	31.12.19	31.12.18	31.12.17

Tax expense / (benefit)
Swiss
Current	365	469	455
Deferred	265	2,377	107
Total Swiss	630	2,846	562
Non-Swiss
Current	426	575	435
Deferred	211	(1,953)	3,308
Total non-Swiss	637	(1,378)	3,743
Total income tax expense / (benefit) recognized in the income statement	1,267	1,468	4,305

Disclosure of tax expense/(benefit) recognized and its relationship with accounting profit [text block]
	For the year ended
USD million	31.12.19	31.12.18	31.12.17
Operating profit / (loss) before tax	5,577	5,991	5,351
of which: Swiss	2,571	1,843	2,093
of which: non-Swiss	3,006	4,148	3,258
Income taxes at Swiss tax rate of 20.5% for 2019 and 21% for 2018 and 2017	1,143	1,258	1,124
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate	82	55	217
Tax effects of losses not recognized	131	223	173
Previously unrecognized tax losses now utilized	(265)	(25)	(368)
Non-taxable and lower taxed income	(351)	(430)	(309)
Non-deductible expenses and additional taxable income	732	905	606
Adjustments related to prior years – current tax	(5)	114	(13)
Adjustments related to prior years – deferred tax	(6)	26	4
Change in deferred tax recognition	(294)	(795)	(165)
Adjustments to deferred tax balances arising from changes in tax rates	(9)	0	2,897
Other items	107	137	139
Income tax expense / (benefit)	1,267	1,468	4,305

Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Explanatory
USD million		31.12.19			31.12.18
Deferred tax assets[1]	Gross	Valuationallowance	Recognized	Gross	Valuationallowance	Recognized
Tax loss carry-forwards	14,826	(8,861)	5,965	15,088	(8,989)	6,099
Temporary differences	4,186	(613)	3,572	4,571	(565)	4,006
of which: related to real estate costs capitalized for US tax purposes	2,219	0	2,219	2,159	(25)	2,134
of which: related to compensation and benefits	1,080	(179)	901	1,150	(192)	959
of which: related to trading assets	99	(5)	93	390	(50)	339
of which: related to investments in subsidiaries and goodwill	6	0	6	202	0	202
of which: other	782	(429)	353	670	(298)	372
Total deferred tax assets	19,011	(9,474)	9,537	19,659	(9,554)	10,105

Deferred tax liabilities
Goodwill and intangible assets			29			26
Cash flow hedges			156			0
Other			126			62
Total deferred tax liabilities			311			88
1 Less deferred tax liabilities as applicable.

Disclosure of total recognized and unrecognized deferred tax assets ("Gross") and unrecognized deferred tax assets ("Valuation Allowance") [text block]
USD million		31.12.19			31.12.18
Deferred tax assets[1]	Gross	Valuationallowance	Recognized	Gross	Valuationallowance	Recognized
Tax loss carry-forwards	14,826	(8,861)	5,965	15,088	(8,989)	6,099
Temporary differences	4,186	(613)	3,572	4,571	(565)	4,006
of which: related to real estate costs capitalized for US tax purposes	2,219	0	2,219	2,159	(25)	2,134
of which: related to compensation and benefits	1,080	(179)	901	1,150	(192)	959
of which: related to trading assets	99	(5)	93	390	(50)	339
of which: related to investments in subsidiaries and goodwill	6	0	6	202	0	202
of which: other	782	(429)	353	670	(298)	372
Total deferred tax assets	19,011	(9,474)	9,537	19,659	(9,554)	10,105

Deferred tax liabilities
Goodwill and intangible assets			29			26
Cash flow hedges			156			0
Other			126			62
Total deferred tax liabilities			311			88
1 Less deferred tax liabilities as applicable.

Disclosure of unrecognized tax loss carry-forwards
Unrecognized tax loss carry-forwards
USD million	31.12.19	31.12.18
Within 1 year	13	0
From 2 to 5 years	609	464
From 6 to 10 years	14,712	16,297
From 11 to 20 years	4,030	4,457
No expiry	18,364	17,210
Total	37,728	38,428

UBS AG
Disclosure Of Income Taxes [Line Items]
Disclosure Of Income Tax By Geographical Areas Explanatory
	For the year ended
USD million	31.12.19	31.12.18	31.12.17

Tax expense / (benefit)
Swiss
Current	336	434	408
Deferred	246	2,326	91
Total Swiss	582	2,760	499
Non-Swiss
Current	402	537	435
Deferred	214	(1,952)	3,308
Total non-Swiss	616	(1,415)	3,743
Total income tax expense / (benefit) recognized in the income statement	1,198	1,345	4,242

Disclosure of tax expense/(benefit) recognized and its relationship with accounting profit [text block]
	For the year ended
USD million	31.12.19	31.12.18	31.12.17
Operating profit / (loss) before tax	5,169	5,458	5,076
of which: Swiss	2,297	1,427	1,911
of which: non-Swiss	2,872	4,031	3,165
Income taxes at Swiss tax rate of 20.5% for 2019 and 21% for 2018 and 2017	1,060	1,146	1,066
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate	72	68	230
Tax effects of losses not recognized	131	222	173
Previously unrecognized tax losses now utilized	(265)	(25)	(368)
Non-taxable and lower taxed income	(305)	(419)	(306)
Non-deductible expenses and additional taxable income	713	883	588
Adjustments related to prior years – current tax	1	114	(14)
Adjustments related to prior years – deferred tax	(6)	27	6
Change in deferred tax recognition	(293)	(802)	(165)
Adjustments to deferred tax balances arising from changes in tax rates	(9)	0	2,897
Other items	99	130	135
Income tax expense / (benefit)	1,198	1,345	4,242

Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Explanatory
USD million		31.12.19			31.12.18
Deferred tax assets[1]	Gross	Valuationallowance	Recognized	Gross	Valuationallowance	Recognized
Tax loss carry-forwards	14,826	(8,861)	5,965	15,088	(8,989)	6,099
Temporary differences	4,158	(610)	3,548	4,526	(559)	3,967
of which: related to real estate costs capitalized for US tax purposes	2,219	0	2,219	2,159	(25)	2,134
of which: related to compensation and benefits	1,075	(179)	896	1,146	(192)	954
of which: related to trading assets	99	(5)	93	390	(50)	339
of which: related to investments in subsidiaries and goodwill	0	0	0	179	0	179
of which: other	765	(426)	340	653	(292)	361
Total deferred tax assets	18,984	(9,471)	9,513	19,614	(9,548)	10,066

Deferred tax liabilities
Goodwill and intangible assets			29			26
Cash flow hedges			156			0
Other			126			62
Total deferred tax liabilities			311			88
1 Less deferred tax liabilities as applicable.

Disclosure of total recognized and unrecognized deferred tax assets ("Gross") and unrecognized deferred tax assets ("Valuation Allowance") [text block]
USD million		31.12.19			31.12.18
Deferred tax assets[1]	Gross	Valuationallowance	Recognized	Gross	Valuationallowance	Recognized
Tax loss carry-forwards	14,826	(8,861)	5,965	15,088	(8,989)	6,099
Temporary differences	4,158	(610)	3,548	4,526	(559)	3,967
of which: related to real estate costs capitalized for US tax purposes	2,219	0	2,219	2,159	(25)	2,134
of which: related to compensation and benefits	1,075	(179)	896	1,146	(192)	954
of which: related to trading assets	99	(5)	93	390	(50)	339
of which: related to investments in subsidiaries and goodwill	0	0	0	179	0	179
of which: other	765	(426)	340	653	(292)	361
Total deferred tax assets	18,984	(9,471)	9,513	19,614	(9,548)	10,066

Deferred tax liabilities
Goodwill and intangible assets			29			26
Cash flow hedges			156			0
Other			126			62
Total deferred tax liabilities			311			88
1 Less deferred tax liabilities as applicable.

Disclosure of unrecognized tax loss carry-forwards
Unrecognized tax loss carry-forwards
USD million	31.12.19	31.12.18
Within 1 year	13	0
From 2 to 5 years	609	464
From 6 to 10 years	14,712	16,297
From 11 to 20 years	4,030	4,457
No expiry	18,364	17,210
Total	37,728	38,428